Shareholder Fees - FidelitySustainabilityIndexFunds-ComboPRO	Dec. 30, 2024 USD ($)
FidelitySustainabilityIndexFunds-ComboPRO | Fidelity International Sustainability Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none